ACQUISITION OF SUBSIDIARIES AND CERTAIN ASSETS (Details 1) - USD ($)	Sep. 07, 2022	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Business Acquisition [Line Items]
Goodwill		$ (0)	$ 28,846,832	$ 92,834,832
Bollinger Motors Inc [Member]
Business Acquisition [Line Items]
Cash consideration	$ 107,000,000
Stock consideration	$ 41,577,647
Business acquisition, percentage of voting interests acquired	60.00%
Total consideration transferred for 60% of Bollinger Motors	$ 148,577,647
Noncontrolling interest (40%)	99,051,765
Fair value of the entity	247,629,412
Cash and restricted cash	77,238,086
Other current assets	867,112
Property, plant, and equipment	1,009,662
Other non-current assets	246,896
Deferred tax liability	(14,882,782)
Accounts payable	(638,752)
Refundable deposits	(213,679)
Other current liabilities	(993,628)
Total identifiable net assets	155,149,708
Noncontrolling interest	(99,051,765)
Goodwill	92,479,704
Total identifiable assets acquired and liabilities assumed	148,577,647
Bollinger Motors Inc [Member] | In Process Research and Development [Member]
Business Acquisition [Line Items]
Finite-lived intangibles	58,304,612
Bollinger Motors Inc [Member] | Patents [Member]
Business Acquisition [Line Items]
Finite-lived intangibles	32,391,186
Bollinger Motors Inc [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Finite-lived intangibles	1,075,048
Bollinger Motors Inc [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Finite-lived intangibles	$ 745,947